Intangible assets (Details 3) R$ / shares in Units, R$ in Millions	12 Months Ended
Dec. 31, 2025 BRL (R$) R$ / shares
IfrsStatementLineItems [Line Items]
Carrying amount	R$ 27,992
Recoverable amount	39,994
Impairment goodwill	R$ (1,468)
Northeast Petrochemical Complex [Member]
IfrsStatementLineItems [Line Items]
Methodology	Fair value less costs of disposal
Carrying amount	R$ 4,093
Recoverable amount	R$ 5,247
Recoverable amount / Carrying amount | R$ / shares	R$ 1.28
South Petrochemical Complex [Member]
IfrsStatementLineItems [Line Items]
Methodology	Value in use
Carrying amount	R$ 6,285
Recoverable amount	R$ 18,600
Recoverable amount / Carrying amount | R$ / shares	R$ 2.96
Braskem Idesa [Member]
IfrsStatementLineItems [Line Items]
Methodology	Fair value less costs of disposal
Carrying amount	R$ 17,614
Recoverable amount	16,147
Impairment goodwill	R$ (1,468)